Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Summary of Reconciliation of Income Taxes	Tax Rate Reconciliation to the Canadian Statutory Income Tax Rate

(CAD$ in millions)	2024	2023
Loss from continuing operations before taxes	$(718)	$(75)
Profit from discontinued operations (Note 5)	1,631	3,999
Gain (loss) on sale of discontinued operations (Note 5)	978	(4)
Profit for the year from continuing and discontinued operations before taxes	$1,891	$3,920

Tax expense at the Canadian statutory income tax rate of 27%	$511	$1,057
Tax effect of:
Resource taxes	229	419
Resource and depletion allowances	(67)	(64)
Non-deductible expenses (non-taxable income)	(20)	42
Derecognition of deferred tax assets	206	8
Remeasurement of deferred Chilean mining royalty liability (f)	88	106
Difference in tax rates in foreign jurisdictions	82	48
Revisions to prior year estimates	11	17
Non-controlling interests	(77)	(25)
Effect from sale of discontinued operations	633	2
Other	12	2
Total income taxes from continuing and discontinued operations	$1,608	$1,612

Represented by:
Current income taxes	1,594	2,228
Deferred income taxes	14	(616)
Total income taxes from continuing and discontinued operations	$1,608	$1,612

Provision for income taxes from continuing operations	205	237
Provision for income taxes from discontinued operations	1,403	1,375
Total income taxes from continuing and discontinued operations	$1,608	$1,612

Current income taxes are accrued and paid in all jurisdictions in which we operate.
25. Income Taxes (continued)

b) Continuity of Deferred Tax Assets and Liabilities

(CAD$ in millions)	January 1, 2024	Through Profit (Loss)	Through OCI	Transfer	Sale of Steelmaking Coal Business	December 31, 2024
Net operating loss and capital loss carryforwards	$61	$536	$66	$509	$—	$1,172
Property, plant and equipment	(167)	(10)	(116)	(521)	—	(814)
Decommissioning and restoration provisions	167	(77)	(2)	39	—	127
Other temporary differences (TDs)	4	70	70	(57)	—	87
Deferred income tax assets	$65	$519	$18	$(30)	$—	$572
Net operating loss and capital loss carryforwards	$(652)	$140	$—	$509	$1	$(2)
Property, plant and equipment	7,894	166	112	(521)	(4,482)	3,169
Decommissioning and restoration provisions	(1,167)	13	(20)	39	(48)	(1,183)
Unrealized foreign exchange	(75)	41	(7)	—	—	(41)
Withholding taxes	116	25	10	—	—	151
Inventories	161	9	(1)	5	19	193
Partnership income deferral and other TDs	(89)	139	23	(62)	(5)	6
Deferred income tax liabilities	$6,188	$533	$117	$(30)	$(4,515)	$2,293

(CAD$ in millions)	January 1, 2023	Through Profit (Loss)	Through OCI	Sale of Fort Hills	December 31, 2023
Net operating loss and capital loss carryforwards	$48	$13	$—	$—	$61
Property, plant and equipment	(165)	(2)	—	—	(167)
Decommissioning and restoration provisions	155	12	—	—	167
Other TDs	37	(21)	(12)	—	4
Deferred income tax assets	$75	$2	$(12)	$—	$65
Net operating loss and capital loss carryforwards	$(458)	$(205)	$11	$—	$(652)
Property, plant and equipment	7,234	638	(46)	68	7,894
Decommissioning and restoration provisions	(803)	(371)	7	—	(1,167)
Unrealized foreign exchange	(91)	7	9	—	(75)
Withholding taxes	133	(14)	(3)	—	116
Inventories	148	10	3	—	161
Partnership income deferral and other TDs	615	(754)	50	—	(89)
Deferred income tax liabilities	$6,778	$(689)	$31	$68	$6,188
25. Income Taxes (continued)

Summary of Deferred Tax Expense Charged (Credited) to Income Statement	Continuity of Deferred Tax Assets and Liabilities

(CAD$ in millions)	January 1, 2024	Through Profit (Loss)	Through OCI	Transfer	Sale of Steelmaking Coal Business	December 31, 2024
Net operating loss and capital loss carryforwards	$61	$536	$66	$509	$—	$1,172
Property, plant and equipment	(167)	(10)	(116)	(521)	—	(814)
Decommissioning and restoration provisions	167	(77)	(2)	39	—	127
Other temporary differences (TDs)	4	70	70	(57)	—	87
Deferred income tax assets	$65	$519	$18	$(30)	$—	$572
Net operating loss and capital loss carryforwards	$(652)	$140	$—	$509	$1	$(2)
Property, plant and equipment	7,894	166	112	(521)	(4,482)	3,169
Decommissioning and restoration provisions	(1,167)	13	(20)	39	(48)	(1,183)
Unrealized foreign exchange	(75)	41	(7)	—	—	(41)
Withholding taxes	116	25	10	—	—	151
Inventories	161	9	(1)	5	19	193
Partnership income deferral and other TDs	(89)	139	23	(62)	(5)	6
Deferred income tax liabilities	$6,188	$533	$117	$(30)	$(4,515)	$2,293

(CAD$ in millions)	January 1, 2023	Through Profit (Loss)	Through OCI	Sale of Fort Hills	December 31, 2023
Net operating loss and capital loss carryforwards	$48	$13	$—	$—	$61
Property, plant and equipment	(165)	(2)	—	—	(167)
Decommissioning and restoration provisions	155	12	—	—	167
Other TDs	37	(21)	(12)	—	4
Deferred income tax assets	$75	$2	$(12)	$—	$65
Net operating loss and capital loss carryforwards	$(458)	$(205)	$11	$—	$(652)
Property, plant and equipment	7,234	638	(46)	68	7,894
Decommissioning and restoration provisions	(803)	(371)	7	—	(1,167)
Unrealized foreign exchange	(91)	7	9	—	(75)
Withholding taxes	133	(14)	(3)	—	116
Inventories	148	10	3	—	161
Partnership income deferral and other TDs	615	(754)	50	—	(89)
Deferred income tax liabilities	$6,778	$(689)	$31	$68	$6,188
25. Income Taxes (continued)